SCHEDULE I -CONDENSED FINANCIAL INFORMATION OF PARENT	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
SCHEDULE I -CONDENSED FINANCIAL INFORMATION OF PARENT
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT
FIRSTENERGY TRANSMISSION, LLC
CONDENSED STATEMENTS OF INCOME

	For the Years Ended December 31,
(In millions)	2024	2023	2022
Operating revenues	$—	$—	$—
Operating expenses from affiliates	1	—	—
Operating expenses	—	1	—

Operating loss	(1)	(1)	—

OTHER INCOME (EXPENSE):
Equity in earnings of subsidiaries	513	440	369
Interest income from affiliates	—	8	44
Interest expense from affiliates	(1)	(10)	(49)
Interest expense - other	(114)	(89)	(89)
Other	3	—	—

Total other income	401	349	275

INCOME BEFORE INCOME TAX EXPENSE (BENEFITS)	400	348	275
INCOME TAX EXPENSE (BENEFITS)	1	(21)	(19)

NET INCOME	$399	$369	$294

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT
FIRSTENERGY TRANSMISSION, LLC
CONDENSED BALANCE SHEETS

(In millions)	December 31, 2024	December 31, 2023
ASSETS
CURRENT ASSETS
Receivables - affiliated companies	$—	$2
Notes receivables from affiliated companies	—	—

Total current assets	—	2

INVESTMENTS AND OTHER NONCURRENT ASSETS:
Investment in subsidiaries	5,810	4,563
Accumulated deferred income tax benefits	5	38
Other	6	5

	5,821	4,606

TOTAL ASSETS	$5,821	$4,608

LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Short-term borrowings - other	$300	$—
Short-term borrowings - affiliated companies	—	178
Accounts payable - affiliated companies	—	2
Accrued taxes	1	1
Accrued interest	32	32
Other	1	—

	$334	$213

LONG-TERM DEBT	2,177	1,986
EQUITY:
Members’ equity	2,250	2,250
Retained earnings	282	159

Total members’ equity	2,532	2,409
Special purpose membership interest	778	—

TOTAL EQUITY	3,310	2,409

TOTAL LIABILITIES AND EQUITY	$5,821	$4,608

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT
FIRSTENERGY TRANSMISSION, LLC
CONDENSED STATEMENT OF CASH FLOWS

	For the Years Ended December 31,
(In millions)	2024	2023	2022
NET CASH FLOWS PROVIDED FROM OPERATING ACTIVITIES	$265	$114	$212

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in subsidiary	(300)	(275)	(240)
Loans with affiliated companies, net	—	1,514	(1,086)

Net cash provided from (used for) investing activities	(300)	1,239	(1,326)

CASH FLOWS FROM FINANCING ACTIVITIES:
New financing-
Long-term debt	800	—	—
Short-term borrowings - affiliated companies, net	300	177	—
Redemptions and Repayments
Long-term debt	(600)	—	—
Short-term borrowings - net	(177)	—	—
Capital contribution from Brookfield	—	—	9
Proceeds from FET minority interest sale, net of transaction costs	—	—	2,348
Equity contribution from parent	—	—	61
Distribution payments	(276)	(1,527)	(1,304)
Other	(12)	(3)	—

Net cash provided from (used for) financing activities	35	(1,353)	1,114

Net change in cash and cash equivalents	—	—	—
Cash and cash equivalents at beginning of period	—	—	—

Cash and cash equivalents at end of period	$—	$—	$—

SUPPLEMENTAL CASH FLOW INFORMATION:
Cash distributions and dividends received from consolidated subsidiaries	$344	$202	$276
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT
FIRSTENERGY TRANSMISSION, LLC
NOTES TO CONDENSED FINANCIAL STATEMENTS
NOTE 1 - BASIS OF PRESENTATION
FET is a holding company that primarily conducts its business operations through its subsidiaries. FET has accounted for its subsidiaries using the equity method. These financial statements are presented on a condensed basis. FET financial statements should be read in conjunction with the consolidated financial statements.
On January 1, 2024, FE PA, as
successor-in-interest
to PN and ME, transferred their respective Class B equity interests of MAIT to FE, which were ultimately contributed to FET in exchange for a special purpose membership interest in FET. So long as FE holds the FET special purpose membership interests, it will receive 100% of any Class B distributions made by MAIT. As of March 25, 2024, FET owns 100% of MAIT’s equity interests (Class A and Class B).
NOTE 2 - SHORT-TERM DEBT AND LIQUIDITY
Please see Note 8, “Short-Term Borrowings and Bank Lines of Credit” of the audited consolidated annual financial statements for a description and details of short-term debt and liquidity needs of FET.
NOTE 3 - LONG-TERM OBLIGATIONS
LONG-TERM DEBT AND OTHER LONG-TERM OBLIGATIONS
The following table presents outstanding long-term debt and other long-term obligations for FirstEnergy Transmission, LLC (parent company only) as of December 31, 2024 and 2023:

	As of December 31, 2024		As of December 31,
	Maturity Date	Interest Rate	2024	2023
			(In millions)
Unsecured notes - fixed rate	2028-2049	2.87%-5.45%	$2,200	$2,000
Unamortized debt premiums/discounts			(3)	(2)
Unamortized debt issuance costs			(20)	(12)

Total long-term debt and other long-term obligations			$2,177	$1,986

The following table presents scheduled debt repayments for outstanding long-term debt excluding unamortized debt discounts and premiums, for the next five years as of December 31, 2024:

(In millions)	2025	2026	2027	2028	2029
Scheduled debt repayments	$—	$—	$—	$500	$—
NOTE 4 - COMMITMENTS, GUARANTEES AND CONTINGENCIES
Please see Note 9, “Regulatory Matters,” and Note 10, “Commitments, Guarantees and Contingencies,” of the Notes to Consolidated Financial Statements for additional information.